Leases - A rollforward of our lease obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted average Incremental Borrowing Rate Excluding Tolling Agreement Liability	7.31%
Movement In Lease Liabilities [Roll Forward]
Balance	$ (69,452,000)	$ (66,250,000)
Additions	(14,671,000)	(17,486,000)
Lease modification	12,161,000
Disposals and other	330,000	224,000
Interest	(5,906,000)	(5,935,000)
Lease payments	16,185,000	16,201,000
Exchange differences	(8,330,000)	3,794,000
Balance	$ (69,683,000)	$ (69,452,000)